Goodwill and intangible assets - Goodwill (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 334	£ 325
Consumer, cards and payments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 334	£ 325